Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	35,156,660
Proposed Maximum Offering Price per Unit	6.93
Maximum Aggregate Offering Price	$ 243,635,653.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 33,646.08
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.01 per share ("Common Stock"), of the registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. (2) Represents 35,156,660 shares of Common Stock held by Rorschach Advisors LLC ("Advisor") for potential offer and resale, including (i) up to 7,761,860 shares (the "Advisor Issued Shares") of the common stock, $0.01 par value per share ("Common Stock" or "Company Common Stock") of the registrant, and (ii) up to 27,394,800 shares of the Company Common Stock (the "Advisor Warrant Shares"; together with the Advisor Issued Shares, collectively, the "Advisor Shares") issuable upon the exercise of 27,394,800 warrants of the Company (the "Advisor Warrants"), that have been issued by us (or may be issued by us, with respect to the Warrant Shares) to the Advisor pursuant to the Business Combination Agreement, dated July 11, 2025, by and among the registrant, Sonnet BioTherapeutics Holdings, Inc., a Delaware corporation, Rorschach I LLC, a Delaware limited liability company, TBS Merger Sub Inc., a Delaware corporation and the registrant's wholly owned subsidiary and Rorschach Merger Sub, LLC, a Delaware limited liability company and the registrant's wholly owned subsidiary. (3) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock of the registrant on The Nasdaq Capital Market on May 18, 2026. This calculation is in accordance with Rule 457(c) of the Securities Act.